INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9:-  INTANGIBLE ASSETS, NET

a.           The following table shows the Company's intangible assets for the periods presented:

	Weighted average remaining useful life	December 31,
		2014	2013
Original Cost:

Technology	5.3	$10,725	$10,725
Backlog	0.5	1,491	1,491
Customer relationships	1.5	899	899
		$13,115	$13,115
Accumulated amortization:

Technology	5.3	$3,592	$2,103
Backlog	0.5	1,437	1,330
Customer relationships	1.5	537	275
		$5,566	$3,708

Amortized cost		$7,549	$9,407

b.           Amortization expense for the years ended December 31, 2014, 2013 and 2012 was $ 1,858, $ 2,915 and $ 1,947, respectively.

c.           Estimated amortization expense for the years ending:

Year ending December 31,

2015	1,772
2016	1,621
2017	1,489
2018	1,452
Thereafter	1,215

Total	7,549